DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Foreign Exchange Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 15,855	$ 9,966
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	4,626	3,482
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,102	$ 1,184
Average Exchange Rate	73.00%	75.00%
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 2,882	$ 1,263
Average Exchange Rate	131.00%	136.00%
Foreign exchange contracts | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 365	$ 461
Average Exchange Rate	125.00%	122.00%
Foreign exchange contracts | Chilean pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 242	$ 255
Average Exchange Rate	0.15%	0.15%
Foreign exchange contracts | COP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 19	$ 0
Average Exchange Rate	0.03%	0.00%
Foreign exchange contracts | Peruvian soles
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 12	$ 11
Average Exchange Rate	29.00%	30.00%
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 4	$ 308
Average Exchange Rate	76.00%	78.00%